Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
	Apr. 30, 2013
(PIMCO EqS Pathfinder Portfolio - Administrative) | Administrative Class
Operating Expenses:
Management Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses	0.02%	[1]
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.30%	[2]
Fee Waiver and/or Expense Reimbursement	(0.16%)	[3],[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.14%	[5]
(PIMCO EqS Pathfinder Portfolio - Institutional) | Institutional Class
Operating Expenses:
Management Fee	1.10%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.15%	[6]
Fee Waiver and/or Expense Reimbursement	(0.16%)	[3],[4],[7]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%	[8]
(PIMCO EqS Pathfinder Portfolio - Advisor) | Advisor Class
Operating Expenses:
Management Fee	1.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Acquired Fund Fees and Expenses	0.03%
Total Annual Portfolio Operating Expenses	1.40%	[9]
Fee Waiver and/or Expense Reimbursement	(0.16%)	[10],[3],[4]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%	[11]

[1]	"Other Expenses" reflect dividends paid on borrowed securities. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Portfolio expense for accounting purposes and are not payable to PIMCO. Any dividends paid on securities sold short will vary based on the Portfolio's use of those investments as an investment strategy best suited to seek the objective of the Portfolio.
[2]	Total Annual Portfolio Operating Expenses excluding dividends paid on borrowed securities is 1.28% for Administrative Class shares.
[3]	PIMCO has contractually agreed, through May 1, 2014, to reduce its advisory fee by 0.13% of the average daily net assets of the Portfolio. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[4]	PIMCO has contractually agreed to waive the Portfolio's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio III Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[5]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding dividends paid on borrowed securities is 1.12% for Administrative Class shares.
[6]	Total Annual Portfolio Operating Expenses excluding dividends paid on borrowed securities is 1.13% for Institutional Class shares.
[7]	PIMCO has contractually agreed, through September 16, 2013, to reduce the Portfolio's Management Fees or reimburse the Portfolio to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.00% of the Portfolio's average net assets attributable to the Institutional Class shares.
[8]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding dividends paid on borrowed securities is 0.97% for Institutional Class shares.
[9]	Total Annual Portfolio Operating Expenses excluding dividends paid on borrowed securities is 1.38% for Advisor Class shares.
[10]	PIMCO has contractually agreed, through September 16, 2013, to reduce the Portfolio's Management Fees or reimburse the Portfolio to the extent that Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement net of Acquired Fund Fees and Expenses exceed 1.25% of the Portfolio's average net assets attributable to the Advisor Class shares.
[11]	Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding dividends paid on borrowed securities is 1.22% for Advisor Class shares.